Document and Entity Information	15 Months Ended
Mar. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	aaph
Entity Registrant Name	AMERICAN PETRO-HUNTER INC
Entity Central Index Key	0001040482
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 9,743	$ 16,216	$ 2,609
Accounts receivable	18,837	13,735	46,417
Prepaid expenses		0	79,464
Total current assets	28,580	29,951	128,490
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively	1,564,735	1,582,324	1,965,577
Capitalized financing costs, net of amortization of $10,974 and $6,737, respectively	190,527	41,263	0
Total assets	1,783,842	1,653,538	2,094,067
Current liabilities:
Accounts payable and other liabilities	581,808	567,629	565,552
Short term note from officer	39,200	39,200	0
Note payable - current, net of discount of $105,326 and $0 at March 31, 2013 and December 31, 2012, respectively	44,674	0	202,484
Accrued interest	68,887	41,073	456,638
Convertible debenture, net of discount of $0 and $212,070		0	2,164,205
Convertible debenture		0	633,306
Royalty interest payable		0	113,164
Derivative liability	17,396	559	0
Loan guarantee		0	94,860
Total current liabilities	751,965	648,461	4,230,209
Long term liabilities:
Note payable, net of discount of $186,765 and $178,471 at March 31, 2013 and December 31, 2012, respectively	431,235	359,529	0
Convertible debenture	493,306	633,306	0
Total long term liabilities	924,541	992,835	0
Total liabilities	1,676,506	1,641,296	4,230,209
Stockholders' equity:
Common stock, $0.001 par value, 200,000,000 shares authorized, 50,931,813 and 47,620,406 shares issued and outstanding as of March 31, 2013 and December 31, 2012, respectively	50,932	47,621	32,867
Common stock to be issued; 6,433,034 and 6,423,708 shares as of March 31, 2013 and December 31, 2012	6,434	6,424	0
Additional paid-in capital	14,118,907	13,731,097	8,313,575
Accumulated comprehensive gain (loss)	(12,131)	4,706	(8,114)
Accumulated deficit	(14,056,806)	(13,777,606)	(10,474,470)
Total stockholders' equity	107,336	12,242	(2,136,142)
Total liabilities and stockholders' equity	$ 1,783,842	$ 1,653,538	$ 2,094,067

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in mineral properties, accumulated amortization	$ 150,087	$ 132,499	$ 135,987
Amortization Of Capitalized Financing Cost	10,974	6,737	0
Convertible debenture, discount		0	212,070
Note payable, current, discount	105,326	0
Note payable, long-term, discount	$ 186,765	$ 178,471	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	50,931,813	47,620,406	32,867,028
Common stock, shares outstanding	50,931,813	47,620,406	32,867,028
Common stock to be issued, shares	6,433,034	6,423,708	0

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 44,239	$ 114,723	$ 308,770	$ 317,931
Cost of Goods Sold
Production and amortization	26,593	72,653	193,674	228,863
Gross profit	17,646	42,070	115,096	89,068
General and administrative	122,250	105,791	575,783	635,091
Executive compensation	51,000	285,000	481,000	602,000
Impairment expense	0	256,737	565,737	173,879
Total expenses	173,250	647,528	1,622,520	1,410,970
Net loss before other income (expense)	(155,604)	(605,458)	(1,507,424)	(1,321,902)
Other income (expense):
Gain (loss) on sale of mineral properties			2,621	0
Gain on forgiveness of debt	0	86,746	322,731	0
Gain (loss) on derivative instruments			(5,265)	0
Interest expense	(123,596)	(385,589)	(2,115,799)	(1,412,177)
Total other income (expense)	(123,596)	(298,843)	(1,795,712)	(1,412,177)
Net loss before income taxes	(279,200)	(904,301)	(3,303,136)	(2,734,079)
Provision for income taxes	0	0	0	0
Net loss	(279,200)	(904,301)	(3,303,136)	(2,734,079)
Other comprehensive income (expense)	0	8,114	8,114	0
Comprehensive loss	$ (279,200)	$ (896,187)	$ (3,295,022)	$ (2,734,079)
Weighted average common shares outstanding - basic and fully diluted	48,295,256	33,844,015	44,476,603	28,221,310
Net loss per common share basic and fully diluted	$ (0.01)	$ (0.03)	$ (0.07)	$ (0.1)

Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss)	$ (279,200)	$ (904,301)	$ (3,303,136)	$ (2,734,079)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Shares issued for compensation	0	189,000	189,000	306,000
Shares issued for services			0	51,000
Amortization of discount	72,306	202,517	243,590	646,760
Impairment expense	0	256,737	565,737	173,879
Amortization of mineral properties	17,589	36,342	105,880	119,415
Amortization of prepaid financing costs	4,237	0	6,737	0
Recognized (gain) loss on fair value of derivative liability			5,265	0
Stock and warrants issued for financing	704	0	1,424,394	0
Gain on forgiveness of debt	0	(86,746)	(322,731)	0
Loss on sale of mineral properties			(2,621)	0
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(5,102)	1,239	32,682	(30,797)
(Increase) decrease in prepaid expenses	0	18,110	48,518	(71,091)
Increase (decrease) in accounts payable and accrued liabilities	14,179	64,350	395,313	427,326
Increase (decrease) in accrued interest	27,814	132,604	183,521	583,803
Net cash used by operating activities	(147,473)	(90,148)	(427,851)	(527,784)
Cash flows from investing activities
Proceeds from sale of mineral properties	0	65,000	69,500	0
Acquisition of mineral properties	0	(158,400)	(355,242)	(1,374,730)
Net cash used by investing activities	0	(93,400)	(285,742)	(1,374,730)
Cash flows from financing activities
Proceeds from sale of common stock	14,500	0	0	50,000
Short-term note from officer			39,200	0
Proceeds from note payable	126,500	0	490,000	150,980
Proceeds from convertible debenture	0	188,250	198,000	1,700,918
Net cash provided by financing activities	141,000	188,250	727,200	1,901,898
Net increase (decrease) in cash	(6,473)	4,702	13,607	(616)
Cash - beginning	16,216	2,609	2,609	3,225
Cash - ending	9,743	7,311	16,216	2,609
Supplemental disclosures:
Interest paid	18,375	29,250	117,391	136,500
Income taxes paid	0	0	0	0
Non-cash transactions:
Shares issued for compensation	0	189,000	189,000	306,000
Shares issued for capitalized financing costs	150,000	0
Shares issued for services			0	51,000
Accounts payable converted to stock	0	40,000	239,469	0
Note payable and accrued interest converted to stock	$ 40,000	$ 2,778,641	$ 3,375,846	$ 1,090,902

Statement of Stockholder's Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Stock owed but not issued [Member]	Accumulated Deficit [Member]	Accumulated Comprehensive (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2010	$ 27,061	$ 6,348,559	$ 543	$ (7,740,391)	$ (8,114)	$ (1,372,342)
Beginning Balance (Shares) at Dec. 31, 2010	27,060,561
Shares issued that were owed	543		(543)
Shares issued that were owed (Shares)	542,856
Shares issued for compensation	600	305,400				306,000
Shares issued for compensation (Shares)	600,000
Shares issued for services	100	50,900				51,000
Shares issued for services (Shares)	100,000
Shares issued for cash	200	49,800				50,000
Shares issued for cash (Shares)	200,000
Convertible debenture converted to stock	4,363	1,086,539				1,090,902
Convertible debenture converted to stock (Shares)	4,363,611
Beneficial conversion feature issued on convertible debenture		472,377				472,377
Net loss				(2,734,079)		(2,734,079)
Ending Balance at Dec. 31, 2011	32,867	8,313,575		(10,474,470)	(8,114)	(2,136,142)
Ending Balance (Shares) at Dec. 31, 2011	32,867,028
Shares issued for compensation	900	188,100				189,000
Shares issued for compensation (Shares)	900,000
Shares issued in exchange for accts pay.	350	238,702	417			239,469
Shares issued in exchange for accts pay. (Shares)	350,000
Convertible debenture converted to stock	12,653	3,150,565				3,163,218
Convertible debenture converted to stock (Shares)	12,652,869
Shares issued in exchange for notes pay	851	211,777				212,628
Shares issued in exchange for notes pay (Shares)	850,509
Derivative instruments for purchase agreement		1,628,378	6,007		4,706	1,639,091
Net loss				(3,303,136)	8,114	(3,295,022)
Ending Balance at Dec. 31, 2012	$ 47,621	$ 13,731,097	$ 6,424	$ (13,777,606)	$ 4,706	$ 12,242
Ending Balance (Shares) at Dec. 31, 2012	47,620,406

Nature and Continuance of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature and Continuance of Operations [Text Block]
1.	Nature and Continuance of Operations

American Petro-Hunter Inc. (the “Company”) was incorporated in the State of Nevada on January 24, 1996 as Wolf Exploration Inc. On March 17, 1997, Wolf Exploration Inc. changed its name to Wolf Industries Inc.; on November 21, 2000, they changed its name to Travelport Systems Inc., and on August 17, 2001, changed its name to American Petro- Hunter Inc.

The Company is evaluating the acquisition of certain natural resource projects with the intent of developing such projects. The Company focus is currently in locating and assessing potential acquisition targets, including real property, oil and gas companies.

Basis of presentation

The accompanying unaudited condensed financial statements contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial position of the Company as of March 31, 2013, and the results of its operations and cash flows for the three months ended March 31, 2013 and 2012. Certain information and footnote disclosures required under accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted from the following condensed financial statements pursuant to the rules and regulations of the SEC. In the opinion of management, the accompanying financial statements include all adjustments, which are of a normal and recurring nature, necessary to present fairly our financial position and results of operations. Certain reclassifications have been made to prior periods to conform to current presentations.

It is suggested that the following financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2012. The Company does not believe there are any recently issued, but not yet effective, accounting standards that would have a significant impact on the Company’s financial position or results of operations as of and for the three months ended March 31, 2013.

The results of operations for the three months ended March 31, 2013 and 2012 are not necessarily indicative of the results of the entire fiscal year or for any other period.

Going Concern

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has limited assets and requires additional funds to maintain its operations. Management’s plan in this regard is to raise equity financing as required. There can be no assurance that sufficient funding will be obtained. The foregoing matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

1.	Nature and Continuance of Operations

American Petro-Hunter Inc. (the “Company”) was incorporated in the State of Nevada on January 24, 1996 as Wolf Exploration Inc. On March 17, 1997, Wolf Exploration Inc. changed its name to Wolf Industries Inc.; on November 21, 2000, they changed its name to Travelport Systems Inc., and on August 17, 2001, changed its name to American Petro-Hunter Inc.

The Company is evaluating the acquisition of certain natural resource projects with the intent of developing such projects. The Company focus is currently in locating and assessing potential acquisition targets, including real property, oil and gas companies.

Going Concern

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has limited assets and requires additional funds to maintain its operations. Management’s plan in this regard is to raise equity financing as required. There can be no assurance that sufficient funding will be obtained. The foregoing matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Text Block]

2.	Significant Accounting Policies
The following is a summary of significant accounting policies used in the preparation of these financial statements.

Income taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-5”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See footnote 8 for further details.

Revenue Recognition It is our policy that revenues will be recognized in accordance with ASC subtopic 605-10. Under ASC 605-10, product revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed and determinable and collectability is reasonably assured.

Use of estimates The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents The Company maintains cash balances in interest and non-interest bearing accounts. For the purpose of these financial statements, all highly liquid cash and investments with a maturity of three months or less are considered to be cash equivalents.

Net loss per share In accordance with ASC subtopic 260 - 10, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the three months ended March 31, 2013 and 2012, the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of the stock warrants and convertible debt on the Company’s net loss.

Financial instruments The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and notes payable. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values because of their relatively short-term maturities. See Note 5 for further details.

Fair Value of Financial Instruments The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of cash, accounts receivable, accounts payable, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of March 31, 2013 and December 31, 2012, due to their short-term nature. See Note 5 for further details.

Reclassifications Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

Oil and Gas Properties We follow the successful efforts method of accounting for oil and gas exploration and production activities. All costs for development wells, related plant and equipment, proved mineral interests in oil and gas properties are capitalized. Costs of exploratory wells are capitalized pending determination of whether the wells found proved reserves. Cost of wells that are assigned proved reserves remain capitalized. All other exploratory wells and costs are expensed.

Depreciation, depletion and amortization of all capitalized costs of proved oil and gas producing properties are expensed using the straight-line method over the estimated life of each well. Period valuation provisions for impairment of capitalized costs of unproved mineral interests are expensed. The costs of unproved properties are excluded from amortization until the properties are proved.

Unproved properties are assessed periodically individually when drilling and flow testing results indicate whether there is an economic resource or not. All capitalized costs associated with properties that have been determined to be a “dry-hole” or “uneconomic” are impaired when that determination is made. Proved properties are assessed periodically for impairment on an individual basis. Events that can trigger the test for possible impairment include significant decreases in the market value of a property, significant change in the extent or manner of use or change in property and the expectation that a property will be sold or otherwise disposed of significantly sooner than the previously estimated useful life. The assessment is done by comparing each property’s carrying value to their associated estimated undiscounted future net cash flows. Impaired properties are written down to their estimated fair values. The resulting impairment would be expensed to operations as impairment expense in the period in which it was determined that the impairment was indicated and calculated.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies used in the preparation of these financial statements.

Income taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-5”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See footnote 8 for further details.

Revenue Recognition

It is our policy that revenues will be recognized in accordance with ASC subtopic 605-10. Under ASC 605-10, product revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed and determinable and collectability is reasonably assured.

Use of estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents

The Company maintains cash balances in interest and non-interest bearing accounts. For the purpose of these financial statements, all highly liquid cash and investments with a maturity of three months or less are considered to be cash equivalents.

Net loss per share

In accordance with ASC subtopic 260-10, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the years ended December 31, 2012 and 2011, the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of the stock warrants and convertible debt on the Company’s net loss.

Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and notes payable. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values because of their relatively short-term maturities. See Note 5 for further details.

Fair Value of Financial Instruments

The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of cash, accounts receivable, accounts payable, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of December 31, 2012 and 2011, due to their short-term nature. See Note 5 for further details.

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

Oil and Gas Properties

We follow the successful efforts method of accounting for oil and gas exploration and production activities. All costs for development wells, related plant and equipment, proved mineral interests in oil and gas properties are capitalized. Costs of exploratory wells are capitalized pending determination of whether the wells found proved reserves. Cost of wells that are assigned proved reserves remain capitalized. All other exploratory wells and costs are expensed.

Depreciation, depletion and amortization of all capitalized costs of proved oil and gas producing properties are expensed using the straight-line method over the estimated life of each well. Period valuation provisions for impairment of capitalized costs of unproved mineral interests are expensed. The costs of unproved properties are excluded from amortization until the properties are proved.

Unproved properties are assessed periodically individually when drilling and flow testing results indicate whether there is an economic resource or not. All capitalized costs associated with properties that have been determined to be a “dry-hole” or “uneconomic” are impaired when that determination is made. Proved properties are assessed periodically for impairment on an individual basis. Events that can trigger the test for possible impairment include significant decreases in the market value of a property, significant change in the extent or manner of use or change in property and the expectation that a property will be sold or otherwise disposed of significantly sooner than the previously estimated useful life. The assessment is done by comparing each property’s carrying value to their associated estimated undiscounted future net cash flows. Impaired properties are written down to their estimated fair values. The resulting impairment would be expensed to operations as impairment expense in the period in which it was determined that the impairment was indicated and calculated.

Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Recent Accounting Pronouncements [Text Block]
3.	Recent Accounting Pronouncements

Management has reviewed recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC and they do not or are not believed by management to have a material impact on the Company's present or future financial statements

3.	Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements

Investments in Mineral Properties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments in Mineral Properties [Text Block]
4.	Investments in Mineral Properties

During the three months ended March 31, 2013, the Company did not make any further investments in mineral properties. During the year ended December 31, 2012, the Company invested a total of $355,242 in four mineral properties and exchanged a Poston Prospect well with a book value of $41,000 plus cash in the amount of $6,500 for partial payment on a well located in the Oklahoma prospect. Management reviewed the carrying amount of the Company’s investments in its oil and gas properties as of the balance sheet date and recognized an impairment expense in the amount of $0 and $256,737 for the three months ended March 31, 2013 and 2012, respectively. As of March 31, 2013 and December 31, 2012, the estimated fair value of mineral properties totaled $1,564,735 and $1,582,324, net of accumulated amortization of $150,087 and $132,499, respectively. As of March 31, 2013 and December 31, 2012, the Company has total capitalized costs of mineral properties (gross) of $1,714,822 ; $1,103,205 in proved properties and $611,617 in unproved properties. Capitalized costs of proved properties are amortized using the straight-line method over the estimated useful life of each well. Unproved properties are excluded from amortization. Amortization expense for the three months ended March 31, 2013 and 2012 was $17,589 and $36,342, respectively. A summary of investments follows:

S&W Oil & Gas, LLC - Poston Prospect

On May 4, 2009, the Company entered into an Agreement with S&W Oil & Gas, LLC (“S&W”) to participate in the drilling for oil in the Poston Prospect #1 Lutters in Southwest Trego County, Kansas (the “Poston Prospect”). Pursuant to the agreement, the Company paid $64,500 in exchange for a 25% working interest in the 81.5% net revenue interest in the Poston Prospect. Subsequent to acquiring the working interest, the Company paid $138,615 in capitalized development costs necessary for completion of the initial well and the drilling and completion of a second well in the Poston Prospect. In 2011, the Company recognized an impairment of the investment in the amount of $93,879. During the year ended December 31, 2012, the Company sold its interest in the Poston Prospect for cash in the amount of $69,500, resulting in a gain of $2,621. This well contributed approximately 5% of the Company’s 2012 revenue and 0% of the revenue for the three months ended March 31, 2013.

Oklahoma prospects

During 2010 and 2011, the Company acquired various working interest percentages ranging from 5% to 50%, from Bay Petroleum for mineral properties located in Oklahoma in exchange for cash totaling $1,992,330. During the year ended December 31, 2011, one well was determined to be a “dry hole” and its full $80,000 carrying value was impaired. During the year ended December 31, 2012, the Company acquired additional working interests in the Oklahoma prospects for cash in the amount of $355,242 and property valued at $41,000. During the year ended December 31, 2012, two of the wells were determined to be uneconomic and $565,737 of impairment was taken to reduce the properties to their fair value. The Oklahoma prospects wells contributed approximately 95% of the Company’s 2012 revenue and 100% of the revenue for the three months ended March 31, 2013.

4.	Investments in Mineral Properties

During the year ended December 31, 2012, the Company invested a total of $355,242 in four mineral properties and exchanged a Poston Prospect well with a book value of $41,000 plus cash in the amount of $6,500 for partial payment on a well located in the Oklahoma prospect. Management reviewed the carrying amount of the Company’s investments in its oil and gas properties as of the balance sheet date and recognized an impairment expense in the amount of $565,737. As of December 31, 2012 and 2011, the estimated fair value of mineral properties totaled $1,582,324 and $1,965,577, net of accumulated amortization of $132,499 and $135,987, respectively. As of December 31, 2011, the Company has total capitalized costs of mineral properties (gross) of $2,101,564 ; $1,365,714 in proved properties and $735,850 in unproved properties. As of December 31, 2012, the Company has total capitalized costs of mineral properties (gross) of $1,714,822 ; $1,103,205 in proved properties and $611,617 in unproved properties. Capitalized costs of proved properties are amortized using the straight-line method over the estimated useful life of each well. Unproved properties are excluded from amortization. Amortization expense for the years ended December 31, 2012 and 2011 was $105,880 and $119,415, respectively. A summary of investments follows:

S&W Oil & Gas, LLC - Poston Prospect

On May 4, 2009, the Company entered into an Agreement with S&W Oil & Gas, LLC (“S&W”) to participate in the drilling for oil in the Poston Prospect #1 Lutters in Southwest Trego County, Kansas (the “Poston Prospect”). Pursuant to the agreement, the Company paid $64,500 in exchange for a 25% working interest in the 81.5% net revenue interest in the Poston Prospect. Subsequent to acquiring the working interest, the Company paid $138,615 in capitalized development costs necessary for completion of the initial well and the drilling and completion of a second well in the Poston Prospect. In 2011, the Company recognized an impairment of the investment in the amount of $93,879. Amortization attributable to the Poston Prospect totaled $3,215 and $22,468 for the years ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, the Company sold its interest in the Poston Prospect for cash in the amount of $69,500, resulting in a gain of $2,621. This well contributed approximately 5% of the Company’s 2012 revenue.

Oklahoma prospects

During 2010 and 2011, the Company acquired various working interest percentages ranging from 5% to 50%, from Bay Petroleum for mineral properties located in Oklahoma in exchange for cash totaling $1,992,330. During the year ended December 31, 2011, one well was determined to be a “dry hole” and its full $80,000 carrying value was impaired. During the year ended December 31, 2012, the Company acquired additional working interests in the Oklahoma prospects for cash in the amount of $355,242 and property valued at $41,000. As of December 31, 2012 and 2011, amortization expense was $102,665 and $96,847, respectively, relating to these wells. During the year ended December 31, 2012, two of the wells were determined to be uneconomic and $565,737 of impairment was taken to reduce the properties to their fair value. These wells contributed approximately 95% of the Company’s 2012 revenue.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Text Block]
5.	Fair Value Measurements

The Company adopted ASC Topic 820-10 at the beginning of 2009 to measure the fair value of certain of its financial assets required to be measured on a recurring basis. The adoption of ASC Topic 820-10 did not impact the Company’s financial condition or results of operations. ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability. The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2 – Valuations based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3 – Valuations based on inputs that are supportable by little or no market activity and that are significant to the fair value of the asset or liability.

The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis as of:

	Level 1	Level 2	Level 3	Total
March 31, 2013:
Cash	$9,743	$-	$-	$9,743
Accounts receivable	-	18,837	-	18,837
Accounts payable and other liab.	-	(650,695)	-	(650,695)
Derivative liability	-	(17,396)	-	(17,396)
Notes payable, net of discount	-	(1,008,415)	-	(1,008,415)

December 31, 2012:
Cash	$16,216	$-	$-	$16,216
Accounts receivable	-	13,735	-	13,735
Accounts payable and other liab.	-	(608,702)	-	(608,702)
Derivative liability	-	(559)	-	(559)
Notes payable, net of discount	-	(1,032,035)	-	(1,032,035)

5.	Fair Value Measurements

The Company adopted ASC Topic 820-10 at the beginning of 2009 to measure the fair value of certain of its financial assets required to be measured on a recurring basis. The adoption of ASC Topic 820-10 did not impact the Company’s financial condition or results of operations. ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability. The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2 – Valuations based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3 – Valuations based on inputs that are supportable by little or no market activity and that are significant to the fair value of the asset or liability.

The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis as of:

		Level 1	Level 2	Level 3	Total
December 31, 2012:
Investments in mineral properties	$	-$	-	$1,582,324	$1,582,324
Accounts receivable		-	13,735	-	13,735
Accounts payable and other liab.		-	(608,702)	-	(608,702)
Derivative liability		-	(559)	-	(559)
Notes and convertible notes payable		-	(1,032,035)	-	(1,032,035)

December 31, 2011:
Investments in mineral properties	$	-$	-	$1,965,577	$1,965,577
Accounts receivable		-	46,417	-	46,417
Accounts payable and other liab.		-	(1,230,214)	-	(1,230,214)
Notes and convertible notes payable		-	(2,999,995)	-	(2,999,995)

Debt and Debt Guarantee	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Debt Guarantee [Text Block]
6.	Debt and Debt Guarantee

Short term note from Officer

During the year ended December 31, 2012, the Company issued a promissory note in the amount of $39,200 for cash advances received from an officer of the Company. The note is non-interest bearing, unsecured and due on demand. As of March 31, 2013, no payments have been made to the officer and the note is still outstanding.

Miscellaneous Notes Payable

On October 18, 2006, the Company issued a promissory note in the amount of $25,000. The note bears interest at a rate of 12% per annum, is unsecured and matured on May 18, 2007. On March 26, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $21,819 into 187,277 shares of the Company’s common stock at a conversion rate of $0.25 per share. As of December 31, 2012, there was no balance due on this note.

In August 2011, the Company issued a promissory note in the amount of $71,000. The note bears interest at a rate of 24% per annum, is unsecured and due on demand. On April 30, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $12,140 into 332,561 shares of the Company’s common stock at a conversion rate of $0.25 per share. As of December 31, 2012, there was no balance due on this note.

In December, 2011, the Company issued a promissory note in the amount of $79,980 to Centennial Petroleum Partners LLC (“CPP”). The note bears interest at a rate of 6% per annum, is unsecured and due on demand. On April 30, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $2,688 into 330,671 shares of the Company’s common stock at a conversion rate of $0.25 per share. As of December 31, 2012, there was no balance due on this note.

In 2011, CPP was assigned the 6% royalty interest originally granted to Maxum Overseas Fund. The royalty interest was valued at $113,164 utilizing the present value of estimated future payments due over the remaining life of the wells. The liability was recorded with corresponding prepaid financing costs to be amortized over the remaining term of the debt. For the years ended December 31, 2012 and 2011, $42,436 and $35,364, respectively, was amortized into interest expense in relation to this prepaid. During the year ended December 31, 2012, in connection with the royalty termination agreement discussed below, the Company has recorded a gain of $77,800 on the forgiveness of future royalty payments of $108,746 net of the unamortized financing costs of $30,946.

On July 3, 2012 in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, CPP agreed to enter into a royalty termination agreement, resulting in the elimination of their 6% royalty interest in exchange for anti-dilution protection with respect to the shares issued in the conversion of their note payable at a conversion rate of $0.25. The anti-dilution protection provides that in the event the Company issues warrants to a third party with an exercise price less than the conversion rate of $0.25, the Company will issue additional shares for the previous conversions equal to the difference between the number of shares calculated utilizing the variable ASYM warrant exercise price less the number of shares previously issued subject to a ceiling of 4.99% of the total outstanding shares of the Company. On July 3, 2012, the Company estimated the potential future number of anti-dilution share issuances required pursuant to the agreements to be 2,385,311 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $333,943 representing the fair value of the potential anti-dilution shares on that date. As of December 31, 2012, the Company has authorized the issuance of 3,003,104 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $406,615, the fair value of the shares on the date of grant. As of December 31, 2012, CPP there were an additional 4,633 additional anti-dilution shares potentially issuable to meet the beneficial ownership ceiling as a result; the Company recorded a decrease in derivative liability of $333,664 and a corresponding change in comprehensive gain (loss). During the three months ended March 31, 2013, the Company authorized the issuance of an additional 4,633 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $233 ; the fair value of the shares on the date of the grant. During the three months ended March 31, 2013, the Company recorded an increase in derivative liability of $8,418 and a corresponding change in accumulated comprehensive gain (loss) on the balance sheet. As of March 31, 2013, the Company has not issued any of the shares discussed above and CPP is owed 3,007,767 shares. These shares are recorded as owed but not issued on the balance sheet.

Convertible Debentures - 2009
In August and September of 2009, the issued two Secured Convertible Promissory Notes in the amount of $500,000 each to an investor for total proceeds of $1,000,000. The notes bear interest at a rate of 18% per annum, are secured by the assets of the Company, and matured on August 13 and September 15, 2010, respectively. In accordance with the agreement, the Company is required to make monthly interest payments until the principal balances are paid in full. Additionally, the Company issued warrants to purchase up to 2,857,142 shares of the Company’s common stock at an exercise price of $0.50. The warrants expired in 2011 and were unexercised. In March 2010, the holder elected to convert $350,000 of the notes into 1,000,000 shares of the Company’s common stock at a conversion rate of $0.35 per share. In December 2010 and August 2011, the debentures were subsequently amended whereby extending the original maturity date to August 13 and September 15, 2012 and reducing the conversion rate from the lower of $0.35 or a 25% discount to the five day average trading price to the lower of $0.25 or a 25% discount to the five day average.

On July 3, 2012, in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, the Company entered into a third amendment whereby the holder agreed to terminate his security interest in the assets of the Company, reduce the interest rate from 18% to 10% per annum upon receipt of the initial financing tranche of $1,000,000 and to revise the repayment terms, whereby the entire unpaid principle together with accrued interest will be payable in two equal installments upon successful financing obtained by the Company, but in no event later than December 31, 2014.

On March 4, 2013, $140,000 of the outstanding convertible debt was assigned to Magna Group, LLC. See “Notes Payable – Magna Group” below for further details.

As of March 31, 2013 and December 31, 2012, the principal balance related to this note totaled $$493,306 and $633,306, respectively, and is shown as a long term liability on the balance sheet.

Convertible Debentures - 2010
In 2010, the company entered into a Convertible Line of Credit Agreement with Maxum Overseas Fund (“Maxum”) in the amount of $1,500,000 and received an initial advance in the amount of $1,462,774. The line of credit bears interest at a rate of 24% per annum, is convertible at $0.90, and was secured by certain assets of the Company and due in full on May 17, 2011. In November of 2010, the Company amended the line of credit agreement to reduce the conversion price to $0.25 per share. In May and July of 2011, the Company entered into a third and fourth amendment to the line of credit whereby increasing the line of credit to $2,000,000 in exchange for a 3% royalty interest in production revenue generated by the Company. The Company was advances additional proceeds of $1,700,918. In August 2011, the agreement was further amended to extend the maturity date to November 17, 2012 and increase the line to $3,000,000 in exchange for an additional 3% royalty interest. The royalty interest was subsequently assigned by Maxum to Centennial Petroleum Partners, LLC (“CPP”). See CPP information above for further details on the royalty interest and its termination in 2012.

In December 2011, the holder elected to convert $1,090,902 of the balance owed into 4,363,611 shares of the Company’s common stock at a conversion rate of $0.25 per share. In the first quarter of 2012, the Company was advanced an additional $198,000 against the line of credit and In March and April of 2012; the holder elected to convert the entire unpaid principle balance and accrued interest in the amount of $3,163,218 into 12,652,869 shares of the Company’s common stock at a conversion rate of $0.25. As of December 31, 2012 there is no balance on this note. Additionally, in 2012, Maxum agreed to forgive the finders’ fee and the Company recorded debt forgiveness of $158,185. As of December 31, 2012 and 2011, the Company recorded amortization expense related to the beneficial conversion feature in the amount of $212,070 and $646,760, respectively.

On July 3, 2012 in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, the investor group agreed to enter into a lien termination agreement, resulting in the termination of their security interest in certain assets of the Company in exchange for anti-dilution protection with respect to the shares issued in the conversion of the line of credit at a conversion rate of $0.25 The anti-dilution protection provides that in the event the Company issues warrants to a third party with an exercise price less than the conversion rate of $0.25, the Company will issue additional shares for the previous conversions equal to the difference between the number of shares calculated utilizing the exercise price of the warrants less the number of shares previously issued subject to a ceiling of 4.99% of the total outstanding shares of the Company. The Company estimated the number of shares that could be issued pursuant to the agreements on July 3, 2012 to be 2,576,975 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $360,776 representing the fair value of the shares on that date. During the year ended December 31, 2012, the Company authorized the issuance of 3,003,104 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $425,468, the fair value of the shares on the date of grant. As of December 31, 2012, there were an additional 4,633 additional anti-dilution shares potentially issuable to meet the beneficial ownership ceiling as a result; the Company recorded a decrease in derivative liability of $360,497 and a corresponding change in comprehensive gain (loss). During the three months ended March 31, 2013, the Company authorized the issuance of an additional 4,633 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $233 ; the fair value of the shares on the date of the grant. During the three months ended March 31, 2013, the Company recorded an increase in derivative liability of $8,418 and a corresponding change in accumulated comprehensive gain (loss) on the balance sheet. As of March 31, 2013, the Company has not issued any of the shares discussed above and Maxum is owed 3,007,767 shares. These shares are recorded as owed but not issued on the balance sheet.

Note Payable – ASYM
On July 3, 2012, the Company entered into a Purchase Agreement with ASYM Energy Opportunities LLC (“ASYM”), pursuant to which ASYM agreed to provide up to $10,000,000 in debt financing to be advanced in approximately ten tranches of $1,000,000 each, with $300,000 of the initial tranche to be paid upon closing and the remaining $700,000 to be funded upon the satisfaction of certain conditions, including completion of due diligence by ASYM, satisfaction by the Company of certain financial tests, and the availability of funds of ASYM. Each tranche will be evidenced by a senior secured promissory note which bears interest at a rate of 15% per annum, with all tranches maturing on June 30, 2015 at an amount equal to 110% of the principle amount funded. Additionally, each note is subject to early repayment in the event the Company does not meet certain financial covenants. In accordance with the agreement, the Company has issued a First Lien Security Agreement, Mortgage, Deed of Trust, Assignment of Production, Fixture Filing and Financing Statement to ASYM as collateral to the financing. In connection with each tranche of funding, the Company is required to issue a warrant to purchase shares of the Company’s common stock equal to 83% the tranche amount, divided by the warrant exercise price. Additionally, the Company has entered into a Deposit Account Control Agreement with ASYM to perfect ASYM’s security interest in certain bank accounts maintained by the Company. The Company is required to pay an administrative fee of $100,000 payable upon receipt of the second tranche of $1,000,000.

Further, pursuant to the Purchase Agreement, the Company entered into a perpetual Management Services Agreement with ASYM Management LLC ("ASYM Management") for managerial, financial, strategic and operational consulting services. The agreement expires only upon the sale, liquidation or dissolution of the Company or termination by ASYM Management. Pursuant to the terms of the agreement, the Company has agreed to pay a monthly management fee of $12,000 plus two percent of the unfunded balance of the Purchase Agreement. In addition, ASYM Management will be entitled to receive a warrant equal to 17% of the tranche amount divided by the exercise price of the warrant.

In March of 2013, the Company amended its agreement with ASYM Management to raise the monthly management fee to $20,000 per month and to eliminate the fee on the unused portion of the funding. The amended agreement lowers the amount owed to ASYM as of March of 2013 by approximately $47,000 if the full balance owed to them is paid in full by July 31, 2013.

The aforementioned warrants had a variable exercise price computed based on the lesser of (i) $0.20, (ii) eighty five percent ( 85%) of the volume weighted average price per share of the Company’s common stock for the fifteen days preceding the issuance of any tranche, or (iii) the trailing ninety (90) net average daily oil production multiplied by $40,000, the product of which is reduced by the Company’s total liabilities, but not less than $500,000, and then divided by the Company’s fully diluted number of common shares outstanding. Each warrant will have a term of five years from the date of issuance and will be limited to an amount where the underlying shares of common stock issuable upon exercise does not cause ASYM collectively, to exceed a 4.99% ownership interest in the Company. Upon exercise of any warrant, the warrant shares are subject to demand registration rights utilizing best efforts.

On July 3, 2012, the Company estimated the number of shares underlying warrants that could be issued pursuant to the Purchase Agreement, while not exceeding an ownership interest of 4.99%, to be 2,576,975 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $354,049 representing the fair value of the of the warrants on that date. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.031 iii) volatility of 181% iv) risk free rate of 0.69% and v) share price on the date of grant of $0.14.

On July 6, 2012, the Company received $300,000 of the initial tranche and in accordance with the Purchase Agreement the Company granted two warrants to purchase a total of 2,576,975 shares of the Company’s common stock, 2,138,889 to ASYM and 438,086 to ASYM Management, at an exercise price of $0.031 and recorded a financing expense in the amount of $354,049, the fair value of the warrants on the date of grant. On September 27, 2012, the Company received additional proceeds of $180,000 due under the first tranche. As consideration for the limitation of funding the entire remaining $700,000 per the Purchase Agreement, ASYM agreed to a $0.35 exercise price for the warrant due them in connection with the September 27 th funding. As a result, the Company granted two warrants to purchase a total of 376,209 shares of the Company’s common stock and recorded a financing expense in the amount of $59,124, the fair value of the warrants on the date of grant. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.2946 iii) volatility of 179% iv) risk free rate of 0.64% and v) share price on the date of grant of $0.16

On November 19 and December 17, the Company received two additional tranches in the amount of $5,000 each. In accordance with the terms of the financing agreement the Company granted the issuance of two warrants to purchase 18,773 and 31,147, respectively in connection with the funding advances and recorded financing costs of $4,452. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.01 iii) volatility of 184%- 185% iv) risk free rate of 0.64% - 0.77% and v) share price on the date of grant of $0.12 -$0.07.

During the three months ended March 31, 2013, the Company and ASYM agreed to modify the terms of the July 3, 2012 agreement whereby eliminating the variable exercise price of each warrant grant due pursuant to the agreement to a fixed exercise price of $0.01 applicable to both past and future warrant grants. As a result of the retrospective modification of terms, the Company re-valued all warrants previously issued and recorded a financing expense in the amount of $174,683. As of December 31, 2012, the derivative liability related to the fair value of the variable number of warrants potentially issuable has been eliminated due to the fixed conversion rate.

The ASYM agreement contains miscellaneous debt covenant requirements. As of December 31, 2012 and March 31, 2013, the Company was not in compliance with those covenants. On March 28, 2013, ASYM granted the Company a waiver of those covenants through March 31, 2013 in return for a 3% overriding royalty interest in all existing and future properties and a $25,000 waiver fee. The $25,000 waiver fee was not paid but rather recorded as a tranche loan under the agreement. In accordance with the terms of the financing agreement the Company granted the issuance of two warrants to purchase 3,869 and 793, respectively in connection with the funding advances and recorded financing costs of $240. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.01 iii) volatility of 120.5% iv) risk free rate of 0.72% and v) share price on the date of grant of $0.055.

Notes Payable – Magna Group
Effective March 4, 2013, in connection with the assignment of $140,000 of outstanding convertible debt of the Company to Magna Group, LLC (“Magna”), the Company issued to Magna a Twelve Percent ( 12%) Convertible Note which matures on September 4, 2013. The Note provides that Magna, at any time, and the Company, on the maturity date, may convert any remaining outstanding principal balance and accrued interest under the Note into shares of common stock of the Company. The conversion price of the Note shall be equal to a forty five percent ( 45%) discount from the lowest trading price of the Company’s common stock in the five days prior to the day Magna requests conversion. An additional eight percent ( 8%) discount will be applied if the Company’s common stock is chilled for deposit at DTC and/or becomes chilled at any point while the Note is outstanding. In no event will the conversion price be less than $0.00004 per share. If at any time the Company issues any stock or grants options or warrants at a price per share less than the conversion price, then the conversion price will be reduced to such lesser amount. The Company may prepay the note at any time, upon three business days’ written notice, at a price equal to one hundred and fifty percent ( 150%) of the outstanding principal balance of the Note, plus accrued interest. This note contains a beneficial conversion feature that was calculated at $140,000 and a discount was recorded. The discount will be amortized over the six-month of the loan and adjusted for any conversions to common stock. During the three months ended March 31, 2013, $54,674 was amortized into interest expense in relation to the discount and the discount is $85,326 as of March 31, 2013.

In March of 2013, the company issued 1,305,034 shares of common stock in relation to a conversion of $40,000 of the Note. During the three months ended March 31, 2013, interest in the amount of $1,113 was accrued. As of March 31, 2013, the balance of the note was $100,000. Subsequent to March 31, 2013, Magna converted an additional $45,000 of the note into 5,658,784 shares of common stock.

Notes Payable – JMJ Financial
Effective March 27, 2013, the Company issued a convertible promissory note in the total possible amount of $335,000 and borrowed $50,000 under the note. The note bears no interest if repaid within ninety days and bears interest of 12% if not repaid within ninety dates. The maturity date of each loan under this promissory note is one year from the date of the draw. The loan balance is convertible at the lesser of $0.075 or 60% of the lowest trade price in the 25 trading days previous to the conversion. This note contains a beneficial conversion feature that was bifurcated out of the loan proceeds of the initial $50,000 draw. A discount on notes payable related to the beneficial conversion feature was recorded in the amount of $20,000 and will be amortized over the one year of the loan. As of March 31, 2013, the note balance on this note is $50,000 and no interest had been accrued.

Notes Payable – Hanover Holdings I, LLC
Effective March 4, 2013, the Company issued a convertible promissory note in the amount of $51,500. The note bears interest at 12% and matures on December 4, 2013. The loan balance is convertible at 55% of the lowest trade price in the 10 trading days previous to the conversion. This note contains a beneficial conversion feature that was bifurcated out of the loan proceeds. A discount on notes payable related to the beneficial conversion feature was recorded in the amount of $25,925 and will be amortized over the life of the loan. As of March 31, 2013, the note balance on this note is $51,500 and $457 of interest had been accrued. In April of 2013, the Company entered into an exchange agreement with Hanover which changed the maturity date of the note to November 4, 2014 and changed the conversion price to $.008. The note balance is shown as a long term liability on the balance sheet.

Loan Guarantee

In 2004, the Company received a demand for payment from Canadian Western Bank (“CWB”) pursuant to a guarantee provided by the Company in favor of Calgary Chemical, a former subsidiary. The Company divested itself of Calgary Chemical in 1998 under an agreement with a former president and purchaser. The agreements included an indemnity guarantee from the purchaser of Calgary Chemical, whereby the purchaser would indemnify and save harmless the Company from any and all liability, loss, damage or expenses. Upon receipt of the demand, the Company accrued the estimated amount of the claim, $94,860 along with a comprehensive loss on foreign currency of $8,114, since in the opinion of legal counsel it is more likely than not that CWB would prevail in this action. As of December 31, 2012, the Company has determined the loan guarantee is no longer valid due to its age and the statute of limitations. As a result, the Company recognized a gain on debt in the amount of $86,746 in the year ended December 31, 2012.

Financing and interest expense
Financing and interest costs related to the Company’s aforementioned financing activities for the three months ended March 31, 2013 and 2012, totaled $123,596 and 385,589, respectively.

6.	Debt and Debt Guarantee

Advances Payable – Related Party

During the year ended December 31, 2012, the Company issued a promissory note in the amount of $39,200 for cash advances received from an officer of the Company. The note is non-interest bearing, unsecured and due on demand. As of December 31, 2012, no payments have been made to the officer.

Notes Payable

On October 18, 2006, the Company issued a promissory note in the amount of $25,000. The note bears interest at a rate of 12% per annum, is unsecured and matured on May 18, 2007. On March 26, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $21,819 into 187,277 shares of the Company’s common stock at a conversion rate of $0.25 per share.

In August 2011, the Company issued a promissory note in the amount of $71,000. The note bears interest at a rate of 24% per annum, is unsecured and due on demand. On April 30, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $12,140 into 332,561 shares of the Company’s common stock at a conversion rate of $0.25 per share.

In December, 2011, the Company issued a promissory note in the amount of $79,980 to Centennial Petroleum Partners LLC (“CPP”). The note bears interest at a rate of 6% per annum, is unsecured and due on demand. On April 30, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $2,688 into 330,671 shares of the Company’s common stock at a conversion rate of $0.25 per share.

In 2011, CPP was assigned the 6% royalty interest originally granted to Maxum Overseas Fund. The royalty interest was valued at $113,164 utilizing the present value of estimated future payments due over the remaining life of the wells. The liability was recorded with corresponding prepaid financing costs to be amortized over the remaining term of the debt. For the years ended December 31, 2012 and 2011, $42,436 and $35,364, respectively, was amortized into interest expense in relation to this prepaid. During the year ended December 31, 2012, in connection with the royalty termination agreement discussed below, the Company has recorded a gain of $77,800 on the forgiveness of future royalty payments of $108,746 net of the unamortized financing costs of $30,946.

On July 3, 2012 in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, CPP agreed to enter into a royalty termination agreement, resulting in the elimination of their 6% royalty interest in exchange for anti-dilution protection with respect to the shares issued in the conversion of their note payable at a conversion rate of $0.25. The anti-dilution protection provides that in the event the Company issues warrants to a third party with an exercise price less than the conversion rate of $0.25, the Company will issue additional shares for the previous conversions equal to the difference between the number of shares calculated utilizing the variable ASYM warrant exercise price less the number of shares previously issued subject to a ceiling of 4.99% of the total outstanding shares of the Company. On July 3, 2012, the Company estimated the potential future number of anti-dilution share issuances required pursuant to the agreements to be 2,385,311 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $333,943 representing the fair value of the potential anti-dilution shares on that date. As of December 31, 2012, the Company has authorized the issuance of 3,003,104 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $406,615, the fair value of the shares on the date of grant. As of December 31, 2012, CPP there were an additional 4,633 additional anti-dilution shares potentially issuable to meet the beneficial ownership ceiling as a result; the Company recorded a decrease in derivative liability of $333,664 and a corresponding change in comprehensive gain (loss).

Convertible Debentures - 2009
In August and September of 2009, the issued two Secured Convertible Promissory Notes in the amount of $500,000 each to an investor for total proceeds of $1,000,000. The notes bear interest at a rate of 18% per annum, are secured by the assets of the Company, and matured on August 13 and September 15, 2010, respectively. In accordance with the agreement, the Company is required to make monthly interest payments until the principal balances are paid in full. Additionally, the Company issued warrants to purchase up to 2,857,142 shares of the Company’s common stock at an exercise price of $0.50. The warrants expired in 2011 and were unexercised. In March 2010, the holder elected to convert $350,000 of the notes into 1,000,000 shares of the Company’s common stock at a conversion rate of $0.35 per share. In December 2010 and August 2011, the debentures were subsequently amended whereby extending the original maturity date to August 13 and September 15, 2012 and reducing the conversion rate from the lower of $0.35 or a 25% discount to the five day average trading price to the lower of $0.25 or a 25% discount to the five day average.

On July 3, 2012, in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, the Company entered into a third amendment whereby the holder agreed to terminate his security interest in the assets of the Company, reduce the interest rate from 18% to 10% per annum upon receipt of the initial financing tranche of $1,000,000 and to revise the repayment terms, whereby the entire unpaid principle together with accrued interest will be payable in two equal installments upon successful financing obtained by the Company, but in no event later than December 31, 2014.

The principal balance of the notes totaled $633,306 at each of the years ended December 31, 2012 and 2011.

Convertible Debentures - 2010
In 2010, the company entered into a Convertible Line of Credit Agreement with Maxum Overseas Fund (“Maxum”) in the amount of $1,500,000 and received an initial advance in the amount of $1,462,774. The line of credit bears interest at a rate of 24% per annum, is convertible at $0.90, and was secured by certain assets of the Company and due in full on May 17, 2011. In November of 2010, the Company amended the line of credit agreement to reduce the conversion price to $0.25 per share. In May and July of 2011, the Company entered into a third and fourth amendment to the line of credit whereby increasing the line of credit to $2,000,000 in exchange for a 3% royalty interest in production revenue generated by the Company. The Company was advances additional proceeds of $1,700,918. In August 2011, the agreement was further amended to extend the maturity date to November 17, 2012 and increase the line to $3,000,000 in exchange for an additional 3% royalty interest. The royalty interest was subsequently assigned by Maxum to Centennial Petroleum Partners, LLC (“CPP”). See CPP information above for further details on the royalty interest and its termination in 2012.

In December 2011, the holder elected to convert $1,090,902 of the balance owed into 4,363,611 shares of the Company’s common stock at a conversion rate of $0.25 per share. In the first quarter of 2012, the Company was advanced an additional $198,000 against the line of credit and In March and April of 2012; the holder elected to convert the entire unpaid principle balance and accrued interest in the amount of $3,163,218 into 12,652,869 shares of the Company’s common stock at a conversion rate of $0.25. Additionally, in 2012, Maxum agreed to forgive the finders’ fee and the Company recorded debt forgiveness of $158,185.

As of December 31, 2012 and 2011, the Company recorded amortization expense related to the beneficial conversion feature in the amount of $212,070 and $646,760, respectively.

On July 3, 2012 in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, the investor group agreed to enter into a lien termination agreement, resulting in the termination of their security interest in certain assets of the Company in exchange for anti-dilution protection with respect to the shares issued in the conversion of the line of credit at a conversion rate of $0.25 The anti-dilution protection provides that in the event the Company issues warrants to a third party with an exercise price less than the conversion rate of $0.25, the Company will issue additional shares for the previous conversions equal to the difference between the number of shares calculated utilizing the exercise price of the warrants less the number of shares previously issued subject to a ceiling of 4.99% of the total outstanding shares of the Company. The Company estimated the number of shares that could be issued pursuant to the agreements on July 3, 2012 to be 2,576,975 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $360,776 representing the fair value of the shares on that date.

During the year ended December 31, 2012, the Company authorized the issuance of 3,003,104 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $425,468, the fair value of the shares on the date of grant. As of December 31, 2012, there were an additional 4,633 additional anti-dilution shares potentially issuable to meet the beneficial ownership ceiling as a result; the Company recorded a decrease in derivative liability of $360,497 and a corresponding change in comprehensive gain (loss).

Note Payable – 2012
On July 3, 2012, the Company entered into a Purchase Agreement with ASYM Energy Opportunities LLC (“ASYM”), pursuant to which ASYM agreed to provide up to $10,000,000 in debt financing to be advanced in approximately ten tranches of $1,000,000 each, with $300,000 of the initial tranche to be paid upon closing and the remaining $700,000 to be funded upon the satisfaction of certain conditions, including completion of due diligence by ASYM, satisfaction by the Company of certain financial tests, and the availability of funds of ASYM. Each tranche will be evidenced by a senior secured promissory note which bears interest at a rate of 15% per annum, with all tranches maturing on June 30, 2015 at an amount equal to 110% of the principle amount funded. Additionally, each note is subject to early repayment in the event the Company does not meet certain financial covenants. In accordance with the agreement, the Company has issued a First Lien Security Agreement, Mortgage, Deed of Trust, Assignment of Production, Fixture Filing and Financing Statement to ASYM as collateral to the financing. In connection with each tranche of funding, the Company is required to issue a warrant to purchase shares of the Company’s common stock equal to 83% the tranche amount, divided by the warrant exercise price. Additionally, the Company has entered into a Deposit Account Control Agreement with ASYM to perfect ASYM’s security interest in certain bank accounts maintained by the Company. The Company is required to pay an administrative fee of $100,000 payable upon receipt of the second tranche of $1,000,000.

Further, pursuant to the Purchase Agreement, the Company entered into a perpetual Management Services Agreement with ASYM Management LLC ("ASYM Management") for managerial, financial, strategic and operational consulting services. The agreement expires only upon the sale, liquidation or dissolution of the Company or termination by ASYM Management. Pursuant to the terms of the agreement, the Company has agreed to pay a monthly management fee of $12,000 plus two percent of the unfunded balance of the Purchase Agreement. ASYM Management will receive a management fee equal to $12,000 per month, plus 2% of the Purchase Agreement’s balance not previously funded. In addition, ASYM Management will be entitled to receive a warrant equal to 17% of the tranche amount divided by the exercise price of the warrant.

The aforementioned warrants have a variable exercise price computed based on the lesser of (i) $0.20, (ii) eighty five percent ( 85%) of the volume weighted average price per share of the Company’s common stock for the fifteen days preceding the issuance of any tranche, or (iii) the trailing ninety (90) net average daily oil production multiplied by $40,000, the product of which is reduced by the Company’s total liabilities, but not less than $500,000, and then divided by the Company’s fully diluted number of common shares outstanding. Each warrant will have a term of five years from the date of issuance and will be limited to an amount where the underlying shares of common stock issuable upon exercise does not cause ASYM collectively, to exceed a 4.99% ownership interest in the Company. Upon exercise of any warrant, the warrant shares are subject to demand registration rights utilizing best efforts.

On July 3, 2012, the Company estimated the number of shares underlying warrants that could be issued pursuant to the Purchase Agreement, while not exceeding an ownership interest of 4.99%, to be 2,576,975 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $354,049 representing the fair value of the of the warrants on that date. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.031 iii) volatility of 181% iv) risk free rate of 0.69% and v) share price on the date of grant of $0.14.

On July 6, 2012, the Company received $300,000 of the initial tranche and in accordance with the Purchase Agreement the Company granted two warrants to purchase a total of 2,576,975 shares of the Company’s common stock, 2,138,889 to ASYM and 438,086 to ASYM Management, at an exercise price of $0.031 and recorded a financing expense in the amount of $354,049, the fair value of the warrants on the date of grant. On September 27, 2012, the Company received additional proceeds of $180,000 due under the first tranche. As consideration for the limitation of funding the entire remaining $700,000 per the Purchase Agreement, ASYM agreed to a $0.35 exercise price for the warrant due them in connection with the September 27 th funding. As a result, the Company granted two warrants to purchase a total of 376,209 shares of the Company’s common stock and recorded a financing expense in the amount of $59,124, the fair value of the warrants on the date of grant. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.2946 iii) volatility of 179% iv) risk free rate of 0.64% and v) share price on the date of grant of $0.16

On November 19 and December 17, the Company received two additional tranches in the amount of $5,000 each. In accordance with the terms of the financing agreement the Company granted the issuance of two warrants to purchase 18,773 and 31,147, respectively in connection with the funding advances and recorded financing costs of $4,452. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.01 iii) volatility of 184%- 185% iv) risk free rate of 0.64% - 0.77% and v) share price on the date of grant of $0.12 -$0.07.

Subsequent to the year ended December 31, 2012, the Company and ASYM agreed to modify the terms of the July 3, 2012 agreement whereby eliminating the variable exercise price of each warrant grant due pursuant to the agreement to a fixed exercise price of $0.01 applicable to both past and future warrant grants. As a result of the retrospective modification of terms, the Company re-valued all warrants previously issued and recorded a financing expense in the amount of $174,683. As of December 31, 2012, the derivative liability related to the fair value of the variable number of warrants potentially issuable has been eliminated due to the fixed conversion rate.

The ASYM agreement contains miscellaneous debt covenant requirements. As of December 31, 2012, the Company was not in compliance with those covenants. On March 28, 2013, ASYM granted the Company a waiver of those covenants through March 31, 2013 in return for a 3% overriding royalty interest in all existing and future properties and a $25,000 waiver fee.

Loan Guarantee

In 2004, the Company received a demand for payment from Canadian Western Bank (“CWB”) pursuant to a guarantee provided by the Company in favor of Calgary Chemical, a former subsidiary. The Company divested itself of Calgary Chemical in 1998 under an agreement with a former president and purchaser. The agreements included an indemnity guarantee from the purchaser of Calgary Chemical, whereby the purchaser would indemnify and save harmless the Company from any and all liability, loss, damage or expenses. Upon receipt of the demand, the Company accrued the estimated amount of the claim, $94,860 along with a comprehensive loss on foreign currency of $8,114, since in the opinion of legal counsel it is more likely than not that CWB would prevail in this action. As of December 31, 2012, the Company has determined the loan guarantee is no longer valid due to its age and the statute of limitations. As a result, the Company recognized a gain on debt in the amount of $86,746.

Financing and interest expense
Financing and interest costs related to the Company’s aforementioned financing activities for the year ended December 31, 2012 and 2011, totaled $2,115,799 and $1,412,177, respectively.

Stockholders' Equity Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Transactions [Text Block]
7.	Stockholders’ Equity Transactions

Common Stock
As of December 31, 2011, there are 32,867,028 shares of common stock issued and outstanding and no common stock owed but not issued.

In January of 2012, the Company issued 900,000 shares of common stock in lieu of executive compensation. The shares were valued at $189,000, which was market value on the day of the grant.

During the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the balance sheet date 417,500 shares were unissued.

During the year ended December 31, 2012, the Company authorized the issuance of 12,652,869 shares of common stock for the conversion of $3,163,218 in convertible debt and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 850,509 shares of common stock for the conversion of $212,628 in notes payable and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 6,006,208 shares of common stock valued at $832,083 in connection with the anti-dilution provisions provided to Maxum and CPP.

As of December 31, 2012 there are 47,620,406 shares of common stock issued and outstanding and 6,423,708 shares of common stock owed but not issued.

During the three months ended March 31, 2013, the Company issued 241,667 shares of common stock for cash of $14,500.

During the three months ended March 31, 2013, the Company issued 1,305,034 shares of common stock for the conversion of $40,000 in convertible debt as discussed in Note 6.

During the three months ended March 31, 2013, the Company issued 1,764,706 shares of common stock as a commitment fee in relation to the Hanover Holdings I, LLC agreement as discussed below. The shares were valued at $150,000 and capitalized as financing costs. The fee will be amortized over the two-year life of the agreement.

As of March 31, 2013 there are 50,931,813 shares of common stock issued and outstanding and 6,433,034 shares of common stock owed but not issued.

Hanover Holdings I, LLC Purchase Agreement:
On March 22, 2013, the Company entered into a common stock purchase agreement with Hanover Holdings I, LLC, a New York limited liability company (the “ Investor ”). The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, the Investor is committed to purchase up to $5,000,000 worth of the Company’s common stock over the 24-month term of the Purchase Agreement.

From time to time over the term of the Purchase Agreement, commencing on the trading day immediately following the date on which the initial registration statement is declared effective by the Securities and Exchange Commission (the “ Commission” ), as further discussed below, the Company may, in its sole discretion, provide the Investor with draw down notices to purchase a specified dollar amount of Shares over a 10 consecutive trading day period commencing on the trading day specified in the applicable Draw Down Notice, with each draw down subject to the limitations discussed below. The maximum amount of Shares requested to be purchased pursuant to any single Draw Down Notice cannot exceed 300% of the average daily trading volume of the Company’s common stock for the 10 trading days immediately preceding the date of the Draw Down Notice.

Once presented with a Draw Down Notice, the Investor is required to purchase a pro rata portion of the applicable Draw Down Amount on each trading day during the applicable Pricing Period on which the daily volume weighted average price for the Company’s common stock (the “ VWAP ”) equals or exceeds a floor price determined by the Company for such draw down (the “ Floor Price ”). If the VWAP falls below the applicable Floor Price on any trading day during the applicable Pricing Period, the Purchase Agreement provides that the Investor will not be required to purchase the pro rata portion of the applicable Draw Down Amount allocated to that trading day. The per share purchase price for the Shares subject to a Draw Down Notice shall be equal to 90.0% of the arithmetic average of the three lowest VWAPs that equal or exceed the applicable Floor Price during the applicable Pricing Period; provided, however, that if the VWAP does not equal or exceed the applicable Floor Price for at least three trading days during the applicable Pricing Period, then the per share purchase price shall be equal to 90.0% of the arithmetic average of all VWAPs that equal or exceed the applicable Floor Price during such Pricing Period. Each purchase pursuant to a draw down shall reduce, on a dollar-for-dollar basis, the Total Commitment under the Purchase Agreement.

The Company is prohibited from issuing a Draw Down Notice if (i) the amount requested in such Draw Down Notice exceeds the Maximum Draw Down Amount, (ii) the sale of Shares pursuant to such Draw Down Notice would cause the Company to issue or sell or the Investor to acquire or purchase an aggregate dollar value of Shares that would exceed the Total Commitment, or (iii) the sale of Shares pursuant to the Draw Down Notice would cause the Company to sell or the Investor to purchase an aggregate number of shares of the Company’s common stock which would result in beneficial ownership by the Investor of more than 4.99% of the Company’s common stock (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder). The Company cannot make more than one draw down in any Pricing Period and must allow 24 hours to elapse between the completion of the settlement of any one draw down and the commencement of a Pricing Period for any other draw down.

The Purchase Agreement contains customary representations, warranties and covenants by, among and for the benefit of the parties. The Purchase Agreement may be terminated at any time by the mutual written consent of the parties. Unless earlier terminated, the Purchase Agreement will terminate automatically on the earlier to occur of (i) the first day of the month next following the 24-month anniversary of the date on which the initial registration statement is declared effective by the Commission or (ii) the date on which the Investor purchases the Total Commitment worth of common stock under the Purchase Agreement. Under certain circumstances set forth in the Purchase Agreement, the Company and the Investor each may terminate the Purchase Agreement on one trading days prior written notice to the other.

The Company paid to the Investor a commitment fee for entering into the Purchase Agreement equal to $150,000 (or 3.0% of the Total Commitment under the Purchase Agreement) in the form of 1,764,706 restricted shares of the Company’s common stock, calculated at a price equal to $0.085 per share, which was the closing price of our Common Stock on March 4, 2013. The Commitment shares were issued in March of 2013.

The Company also agreed to pay up to $15,000 of reasonable attorneys' fees and expenses (exclusive of disbursements and out-of-pocket expenses) incurred by the Investor in connection with the preparation, negotiation, execution and delivery of the Purchase Agreement and related transaction documentation. Further, if the Company issues a Draw Down Notice and fails to deliver the shares to the Investor on the applicable settlement date, and such failure continues for 10 trading days, the Company agreed to pay the Investor, in addition to all other remedies available to the Investor under the Purchase Agreement, an amount in cash equal to 2.0% of the purchase price of such shares for each 30-day period the shares are not delivered, plus accrued interest.

The Purchase Agreement also provides for indemnification of the Investor and its affiliates in the event that the Investor incurs losses, liabilities, obligations, claims, contingencies, damages, costs and expenses related to a breach by the Company of any of its representations and warranties under the Purchase Agreement or the other related transaction documents or any action instituted against the Investor or its affiliates due to the transactions contemplated by the Purchase Agreement or other transaction documents, subject to certain limitations.

Warrants

During the year ended December 31, 2011, the Company issued 200,000 warrants in relation to a stock sale as described in above. The warrants have a $0.40 exercise price and a two-year life. The warrants expire on November 7, 2013.

During the year ended December 31, 2012, the Company issued 3,003,104 warrants in connection with the ASYM Purchase Agreement discussed in Note 6. The warrants are exercisable for a term of five years and at a strike price of $0.01. These warrants expire in the third and fourth quarter of 2017.

As of December 31, 2012, there are 3,203,104 warrants outstanding at a weighted average exercise price of $0.0344.

During the three months ended March 31, 2013, the Company issued an additional 4,662 warrants in connection with the ASYM Purchase Agreement discussed in Note 6. The warrants are exercisable for a term of five years and at a strike price of $0.01. These warrants expire in the first quarter of 2018.

As of March 31, 2013, there are 3,207,766 warrants outstanding at a weighted average exercise price of $0.0343.

7.	Stockholders’ Equity Transactions

Common Stock
As of December 31, 2010, the Company had 27,060,561 shares of common stock issued and outstanding and 542,856 shares owed but not issued.

During the year ending December 31, 2011, the Company issued 542,856 shares of common stock that were owed but not issued as of December 31, 2010.

During the year ended December 31, 2011, the Company issued 600,000 shares to Directors in lieu of executive compensation. The shares were valued at $306,000 which was market value on the day of the grant.

During the year ended December 31, 2011, the Company issued 100,000 shares of common stock for services. The shares were valued at $51,000, which was market value on the day of the grant.

During the year ended December 31, 2011, the Company issued 200,000 units of equity for cash in the amount of $50,000. Each unit contained one share of common stock and one warrant for a share of common stock at an exercise price of $0.40. The warrants have a term of two years.

During the year ended December 31, 2011, the Company issued 4,363,611 shares of common stock in conversion of $1,090,902 of convertible debt at 0.25 per shares. See Note 6 for further details.

As of December 31, 2011, there are 32,867,028 shares of common stock issued and outstanding and no common stock owed but not issued.

In January of 2012, the Company issued 900,000 shares of common stock in lieu of executive compensation. The shares were valued at $189,000, which was market value on the day of the grant.

During the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the balance sheet date 417,500 shares were unissued.

During the year ended December 31, 2012, the Company authorized the issuance of 12,652,869 shares of common stock for the conversion of $3,163,218 in convertible debt and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 850,509 shares of common stock for the conversion of $212,628 in notes payable and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 6,006,208 shares of common stock valued at $832,083 in connection with the anti-dilution provisions provided to Maxum and CPP.

As of December 31, 2012 there are 47,620,406 shares of common stock issued and outstanding and 6,423,708 shares of common stock owed but not issued.

Warrants

During the year ended December 31, 2011, the Company issued 200,000 warrants in relation to a stock sale as described in above. The warrants have a $0.40 exercise price and a two-year life. The warrants expire on November 7, 2013.

During the year ended December 31, 2012, the Company issued 3,003,104 warrants in connection with the ASYM Purchase Agreement discussed in Note 6. The warrants are exercisable for a term of five years and at a strike price of $0.01. These warrants expire in the third and fourth quarter of 2017.

As of December 31, 2012, there are 3,203,104 warrants outstanding at a weighted average exercise price of $0.0344.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes [Text Block]
8.	Income Taxes

The Company follows ASC subtopic 740-10 (formerly Statement of Financial Accounting Standard No. 109, “Accounting for Income Taxes”) for recording the provision for income taxes. ASC 740-10 requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

The Company’s effective income tax rate is higher than would be expected if the federal statutory rate were applied to income before tax, primarily because of expenses deductible for financial reporting purposes that are not deductible for tax purposes. The Company’s operations for the years ended December 31, 2012 and the three months ended March 31, 2013 resulted in losses. Accordingly, no provisions for current income taxes have been reflected in the accompanying statements of operations.

As of December 31, 2012 and March 31, 2013, the Company has total net operating loss carryforwards of approximately $10,000,000 which may or may not be used to reduce future income taxes payable. Current federal tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount of these losses available to offset future taxable income may be limited. A valuation allowance has been recorded to reduce the net benefit recorded in the financial statements related to this deferred asset to $0. The valuation allowance is deemed necessary as a result of the uncertainty associated with the ultimate realization of these deferred tax assets. Accordingly, no provisions for deferred income taxes have been reflected in the accompanying statements of operations.

8.	Income Taxes

The Company follows ASC subtopic 740-10 (formerly Statement of Financial Accounting Standard No. 109, “Accounting for Income Taxes”) for recording the provision for income taxes. ASC 740-10 requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

The Company’s effective income tax rate is higher than would be expected if the federal statutory rate were applied to income before tax, primarily because of expenses deductible for financial reporting purposes that are not deductible for tax purposes. The Company’s operations for the years ended December 31, 2012 and 2011 resulted in losses. Accordingly, no provisions for current income taxes have been reflected in the accompanying statements of operations.

As of December 31, 2012, the Company has total net operating loss carryforwards of approximately $10,000,000 which may or may not be used to reduce future income taxes payable. Current federal tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount of these losses available to offset future taxable income may be limited. A valuation allowance has been recorded to reduce the net benefit recorded in the financial statements related to this deferred asset to $0. The valuation allowance is deemed necessary as a result of the uncertainty associated with the ultimate realization of these deferred tax assets. Accordingly, no provisions for deferred income taxes have been reflected in the accompanying statements of operations.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Text Block]
9.	Related Party Transactions
During the three months ended March 31, 2013 and 2012, the Company granted no shares and 900,000 shares, respectively, to directors and officers in lieu of executive compensation.

During the three months ended March 31, 2013, the Company reimbursed an officer approximately $4,068 in connection with travel, lodging and meals. During the three months ended March 31, 2012, the Company reimbursed an officer $10,996 for a residential lease and related utilities in Wichita, Kansas, which was being used as the corporate offices. The Company also reimbursed the officer approximately $9,810 in connection with travel, lodging and meals.

During the year ended December 31, 2012, an officer/director loaned the company $39,200 for the purchase of mineral properties as discussed in note 6. As of March 31, 2013, the loan is still outstanding.

As noted in note 7, during the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the March 31, 2013 and December 31, 2012, 417,500 shares were unissued. $173,205 of the accounts payable converted was held by officers/directors of the Company.

9.	Related Party Transactions

During the years ended December 31, 2012 and 2011, the Company granted 900,000 shares and 600,000 shares, respectively, to directors and officers in lieu of executive compensation.

During the period from August to December of 2011, the Company reimbursed an officer $9,000 for a residential lease in Wichita, Kansas. The Company also reimbursed the officer approximately $8,700 in connection with expenses during the same period.

During the year ended December 31, 2012, the Company reimbursed an officer $16,498 for a residential lease in Wichita, Kansas. The Company also reimbursed the officer approximately $12,844 in connection with expenses and $8,482 in connection with utilities during the year ended December 31, 2012.

During the year ended December 31, 2012, an officer/director loaned the company $39,200 for the purchase of mineral properties as discussed in note 6.

As noted in note 7, during the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the balance sheet date 417,500 shares were unissued. $173,205 of the accounts payable converted was held by officers/directors of the Company.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Text Block]
10.	Subsequent Events
In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

During April and May of 2013, $45,000 of notes payable was converted into 5,658,784 shares of common stock.

In April of 2013, the Company entered into an exchange agreement with Hanover which changed the maturity date of the note payable to Hanover to November 4, 2014 and changed the conversion price to $.008. The note balance was $51,500 as of March 31, 2013. The Company also borrowed an additional $5,000 from Hanover in April of 2013.

10.	Subsequent Events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

In February of 2013, the company sold 75,000 shares of common stock for $4,500.

Effective February 27, 2013, the Company received the resignation of Lonnie McDade as a member of the Company's Board of Directors.

On March 14, 2013, the company sold 166,667 shares of common stock for $10,000.

Debt Exchange

Effective March 4, 2013, in connection with the assignment of $140,000 of outstanding convertible debt of the Company to Magna Group, LLC ("Magna"), the Company issued to Magna a Twelve Percent ( 12%) Convertible Note (the "Note").

The Note provides that Magna, at any time, and the Company, on the maturity date, may convert any remaining outstanding principal balance and accrued interest under the Note into shares of common stock of the Company. The conversion price of the Note shall be equal to a forty five percent (45%) discount from the lowest trading price of the Company's common stock in the five days prior to the day Magna requests conversion. An additional eight percent ( 8%) discount will be applied if the Company's common stock is chilled for deposit at DTC and/or becomes chilled at any point while the Note is outstanding. In no event will the conversion price be less than $0.00004 per share. If at any time the conversion price will be reduced to such lesser amount. The note matures on September 4, 2013. The Company may prepay the note at any time, upon three business days' written notice, at a price equal to one hundred and fifty percent ( 150%) of the outstanding principal balance of the Note, plus accrued interest. The issuance of the Note was conducted by the Company and was issued in reliance upon Section 3(a)(9) of the Securities Act of 1933, as amended, and comparable exemptions under state securities laws.

In March of 2013, the company issued 235, 515 shares of common stock in relation to a partial conversion of $10,000 of the Note.

ASYM Transaction

In March of 2013, the Company amended its agreement with ASYM Management to raise the monthly management fee to $20,000 per month and to eliminate the fee on the unused portion of the funding. The amended agreement lowers the amount owed to ASYM as of March of 2013 by approximately $47,000 if the full balance owed to them is paid in full by July 31, 2013.

In March of 2013, ASYM agreed to rest all of its warrants, existing and future under the purchase agreement, to $0.01.

In March of 2013, ASYM granted the Company a waiver of the covenants contained in its agreement through March 31, 2013 in return for a 3% overriding royalty interest in all existing and future properties and a $25,000 waiver fee.

Hanover Transaction

In March of 2013, the Company entered into a common stock purchase agreement as noted below:

On March 22, 2013, the Company entered into a common stock purchase agreement with Hanover Holdings I, LLC, a New York limited liability company (the “ Investor ”). The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, the Investor is committed to purchase up to $5,000,000 worth of the Company’s common stock over the 24-month term of the Purchase Agreement.

From time to time over the term of the Purchase Agreement, commencing on the trading day immediately following the date on which the initial registration statement is declared effective by the Securities and Exchange Commission (the “ Commission” ), as further discussed below, the Company may, in its sole discretion, provide the Investor with draw down notices to purchase a specified dollar amount of Shares over a 10 consecutive trading day period commencing on the trading day specified in the applicable Draw Down Notice, with each draw down subject to the limitations discussed below. The maximum amount of Shares requested to be purchased pursuant to any single Draw Down Notice cannot exceed 300% of the average daily trading volume of the Company’s common stock for the 10 trading days immediately preceding the date of the Draw Down Notice.

Once presented with a Draw Down Notice, the Investor is required to purchase a pro rata portion of the applicable Draw Down Amount on each trading day during the applicable Pricing Period on which the daily volume weighted average price for the Company’s common stock (the “ VWAP ”) equals or exceeds a floor price determined by the Company for such draw down (the “ Floor Price ”). If the VWAP falls below the applicable Floor Price on any trading day during the applicable Pricing Period, the Purchase Agreement provides that the Investor will not be required to purchase the pro rata portion of the applicable Draw Down Amount allocated to that trading day. The per share purchase price for the Shares subject to a Draw Down Notice shall be equal to 90.0% of the arithmetic average of the three lowest VWAPs that equal or exceed the applicable Floor Price during the applicable Pricing Period; provided, however, that if the VWAP does not equal or exceed the applicable Floor Price for at least three trading days during the applicable Pricing Period, then the per share purchase price shall be equal to 90.0% of the arithmetic average of all VWAPs that equal or exceed the applicable Floor Price during such Pricing Period. Each purchase pursuant to a draw down shall reduce, on a dollar-for-dollar basis, the Total Commitment under the Purchase Agreement.

The Company is prohibited from issuing a Draw Down Notice if (i) the amount requested in such Draw Down Notice exceeds the Maximum Draw Down Amount, (ii) the sale of Shares pursuant to such Draw Down Notice would cause the Company to issue or sell or the Investor to acquire or purchase an aggregate dollar value of Shares that would exceed the Total Commitment, or (iii) the sale of Shares pursuant to the Draw Down Notice would cause the Company to sell or the Investor to purchase an aggregate number of shares of the Company’s common stock which would result in beneficial ownership by the Investor of more than 4.99% of the Company’s common stock (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder). The Company cannot make more than one draw down in any Pricing Period and must allow 24 hours to elapse between the completion of the settlement of any one draw down and the commencement of a Pricing Period for any other draw down.

The Purchase Agreement contains customary representations, warranties and covenants by, among and for the benefit of the parties. The Purchase Agreement may be terminated at any time by the mutual written consent of the parties. Unless earlier terminated, the Purchase Agreement will terminate automatically on the earlier to occur of (i) the first day of the month next following the 24 -month anniversary of the date on which the initial registration statement is declared effective by the Commission or (ii) the date on which the Investor purchases the Total Commitment worth of common stock under the Purchase Agreement. Under certain circumstances set forth in the Purchase Agreement, the Company and the Investor each may terminate the Purchase Agreement on one trading day’s prior written notice to the other.

The Company paid to the Investor a commitment fee for entering into the Purchase Agreement equal to $150,000 (or 3.0% of the Total Commitment under the Purchase Agreement) in the form of 1,764,706 restricted shares of the Company’s common stock, calculated at a price equal to $0.085 per share, which was the closing price of our Common Stock on March 4, 2013. The Commitment shares were issued in March of 2013. The Commitment Shares will be registered for resale in the Registration Statement, as discussed below.

The Company also agreed to pay up to $15,000 of reasonable attorneys' fees and expenses (exclusive of disbursements and out-of-pocket expenses) incurred by the Investor in connection with the preparation, negotiation, execution and delivery of the Purchase Agreement and related transaction documentation. Further, if the Company issues a Draw Down Notice and fails to deliver the shares to the Investor on the applicable settlement date, and such failure continues for 10 trading days, the Company agreed to pay the Investor, in addition to all other remedies available to the Investor under the Purchase Agreement, an amount in cash equal to 2.0% of the purchase price of such shares for each 30-day period the shares are not delivered, plus accrued interest.

The Purchase Agreement also provides for indemnification of the Investor and its affiliates in the event that the Investor incurs losses, liabilities, obligations, claims, contingencies, damages, costs and expenses related to a breach by the Company of any of its representations and warranties under the Purchase Agreement or the other related transaction documents or any action instituted against the Investor or its affiliates due to the transactions contemplated by the Purchase Agreement or other transaction documents, subject to certain limitations.

Registration Rights Agreement

In connection with the execution of the Purchase Agreement, the Company and the Investor also entered into a registration rights agreement (the “ Registration Rights Agreement ”). Pursuant to the Registration Rights Agreement, the Company has agreed to file an initial registration statement with the Commission to register an agreed upon number of Shares, which shall not exceed 1/3 of the number of shares of the Company's common stock held by non-affiliates of the Company, on or prior to April 22, 2013 (the “ Filing Deadline ”) and have it declared effective at the earlier of (A) the 90 th calendar day after the Closing Date and (B) the fifth business day after the date the Company is notified by the Commission that such Registration Statement will not be reviewed or will not be subject to further review (the “ Effectiveness Deadline ”).

If at any time all of the Registrable Securities (as defined in the Registration Rights Agreement) are not covered by the initial Registration Statement, the Company has agreed to file with the Commission one or more additional Registration Statements so as to cover all of the Registrable Securities not covered by such initial Registration Statement, in each case, as soon as practicable, but in no event later than the applicable filing deadline for such additional Registration Statements as provided in the Registration Rights Agreement.

The Company also agreed, among other things, to indemnify the Investor from certain liabilities and fees and expenses of the Investor incident to the Company’s obligations under the Registration Rights Agreement, including certain liabilities under the Securities Act of 1933, as amended (the “ Securities Act ”). The Investor has agreed to indemnify and hold harmless the Company and each of its directors, officers and persons who control the Company against certain liabilities that may be based upon written information furnished by the Investor to the Company for inclusion in a registration statement pursuant to the Registration Rights Agreement, including certain liabilities under the Securities Act.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income taxes [Policy Text Block]

Income taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-5”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See footnote 8 for further details.

Income taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-5”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See footnote 8 for further details.

Revenue Recognition [Policy Text Block]

Revenue Recognition It is our policy that revenues will be recognized in accordance with ASC subtopic 605-10. Under ASC 605-10, product revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed and determinable and collectability is reasonably assured.

Revenue Recognition

It is our policy that revenues will be recognized in accordance with ASC subtopic 605-10. Under ASC 605-10, product revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed and determinable and collectability is reasonably assured.

Use of estimates [Policy Text Block]

Use of estimates The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents [Policy Text Block]

Cash Equivalents The Company maintains cash balances in interest and non-interest bearing accounts. For the purpose of these financial statements, all highly liquid cash and investments with a maturity of three months or less are considered to be cash equivalents.

Cash Equivalents

The Company maintains cash balances in interest and non-interest bearing accounts. For the purpose of these financial statements, all highly liquid cash and investments with a maturity of three months or less are considered to be cash equivalents.

Net loss per share [Policy Text Block]

Net loss per share In accordance with ASC subtopic 260 - 10, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the three months ended March 31, 2013 and 2012, the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of the stock warrants and convertible debt on the Company’s net loss.

Net loss per share

In accordance with ASC subtopic 260-10, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. For the years ended December 31, 2012 and 2011, the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of the stock warrants and convertible debt on the Company’s net loss.

Financial instruments [Policy Text Block]

Financial instruments The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and notes payable. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values because of their relatively short-term maturities. See Note 5 for further details.

Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and notes payable. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values because of their relatively short-term maturities. See Note 5 for further details.

Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of cash, accounts receivable, accounts payable, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of March 31, 2013 and December 31, 2012, due to their short-term nature. See Note 5 for further details.

Fair Value of Financial Instruments

The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of cash, accounts receivable, accounts payable, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of December 31, 2012 and 2011, due to their short-term nature. See Note 5 for further details.

Reclassifications [Policy Text Block]

Reclassifications Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

Oil and Gas Properties [Policy Text Block]

Oil and Gas Properties We follow the successful efforts method of accounting for oil and gas exploration and production activities. All costs for development wells, related plant and equipment, proved mineral interests in oil and gas properties are capitalized. Costs of exploratory wells are capitalized pending determination of whether the wells found proved reserves. Cost of wells that are assigned proved reserves remain capitalized. All other exploratory wells and costs are expensed.

Depreciation, depletion and amortization of all capitalized costs of proved oil and gas producing properties are expensed using the straight-line method over the estimated life of each well. Period valuation provisions for impairment of capitalized costs of unproved mineral interests are expensed. The costs of unproved properties are excluded from amortization until the properties are proved.

Unproved properties are assessed periodically individually when drilling and flow testing results indicate whether there is an economic resource or not. All capitalized costs associated with properties that have been determined to be a “dry-hole” or “uneconomic” are impaired when that determination is made. Proved properties are assessed periodically for impairment on an individual basis. Events that can trigger the test for possible impairment include significant decreases in the market value of a property, significant change in the extent or manner of use or change in property and the expectation that a property will be sold or otherwise disposed of significantly sooner than the previously estimated useful life. The assessment is done by comparing each property’s carrying value to their associated estimated undiscounted future net cash flows. Impaired properties are written down to their estimated fair values. The resulting impairment would be expensed to operations as impairment expense in the period in which it was determined that the impairment was indicated and calculated.

Oil and Gas Properties

We follow the successful efforts method of accounting for oil and gas exploration and production activities. All costs for development wells, related plant and equipment, proved mineral interests in oil and gas properties are capitalized. Costs of exploratory wells are capitalized pending determination of whether the wells found proved reserves. Cost of wells that are assigned proved reserves remain capitalized. All other exploratory wells and costs are expensed.

Depreciation, depletion and amortization of all capitalized costs of proved oil and gas producing properties are expensed using the straight-line method over the estimated life of each well. Period valuation provisions for impairment of capitalized costs of unproved mineral interests are expensed. The costs of unproved properties are excluded from amortization until the properties are proved.

Unproved properties are assessed periodically individually when drilling and flow testing results indicate whether there is an economic resource or not. All capitalized costs associated with properties that have been determined to be a “dry-hole” or “uneconomic” are impaired when that determination is made. Proved properties are assessed periodically for impairment on an individual basis. Events that can trigger the test for possible impairment include significant decreases in the market value of a property, significant change in the extent or manner of use or change in property and the expectation that a property will be sold or otherwise disposed of significantly sooner than the previously estimated useful life. The assessment is done by comparing each property’s carrying value to their associated estimated undiscounted future net cash flows. Impaired properties are written down to their estimated fair values. The resulting impairment would be expensed to operations as impairment expense in the period in which it was determined that the impairment was indicated and calculated.

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assets And Liabilities Measured at Fair Value on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
March 31, 2013:
Cash	$9,743	$-	$-	$9,743
Accounts receivable	-	18,837	-	18,837
Accounts payable and other liab.	-	(650,695)	-	(650,695)
Derivative liability	-	(17,396)	-	(17,396)
Notes payable, net of discount	-	(1,008,415)	-	(1,008,415)

December 31, 2012:
Cash	$16,216	$-	$-	$16,216
Accounts receivable	-	13,735	-	13,735
Accounts payable and other liab.	-	(608,702)	-	(608,702)
Derivative liability	-	(559)	-	(559)
Notes payable, net of discount	-	(1,032,035)	-	(1,032,035)

		Level 1	Level 2	Level 3	Total
December 31, 2012:
Investments in mineral properties	$	-$	-	$1,582,324	$1,582,324
Accounts receivable		-	13,735	-	13,735
Accounts payable and other liab.		-	(608,702)	-	(608,702)
Derivative liability		-	(559)	-	(559)
Notes and convertible notes payable		-	(1,032,035)	-	(1,032,035)

December 31, 2011:
Investments in mineral properties	$	-$	-	$1,965,577	$1,965,577
Accounts receivable		-	46,417	-	46,417
Accounts payable and other liab.		-	(1,230,214)	-	(1,230,214)
Notes and convertible notes payable		-	(2,999,995)	-	(2,999,995)

Investments in Mineral Properties (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mineral property [Member]	Mar. 31, 2013 Mineral property [Member]	Dec. 31, 2011 Mineral property [Member]	Mar. 31, 2013 Investment in Mineral Properties [Member]	Dec. 31, 2012 Investment in Mineral Properties [Member]	Mar. 31, 2013 Investment in Mineral Properties [Member] Mineral property [Member]	Mar. 31, 2012 Investment in Mineral Properties [Member] Mineral property [Member]	Dec. 31, 2012 Investment in Mineral Properties [Member] Mineral property [Member]	Dec. 31, 2011 Investment in Mineral Properties [Member] Mineral property [Member]	Mar. 31, 2013 S&W Oil & Gas, LLC - Poston Prospect [Member]	Dec. 31, 2012 S&W Oil & Gas, LLC - Poston Prospect [Member]	Dec. 31, 2011 S&W Oil & Gas, LLC - Poston Prospect [Member]	May 04, 2009 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Mar. 31, 2012 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Dec. 31, 2012 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Dec. 31, 2011 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Mar. 31, 2013 Bay Petroleum Oklahoma prospects [Member]	Mar. 31, 2012 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2012 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Investment in mineral properties	$ 0	$ 158,400	$ 355,242	$ 1,374,730	$ 6,500				$ 355,242								$ 64,500						$ 355,242		$ 1,992,330
Mineral property value	1,564,735		1,582,324	1,965,577	41,000					1,564,735		1,582,324	1,965,577										41,000
Accumulated amortization on mineral properties										150,087		132,499	135,987
Impairment charges																		93,879		93,879		80,000	565,737	80,000
Capitalized cost of proved wells					1,103,205	1,103,205	1,365,714										138,615
Capitalized cost of unproved wells					611,617	611,617	735,850
Capital loss																			2,621
Total capitalized cost of investment					1,714,822	1,714,822	2,101,564
Amortization of mineral properties															3,215	22,468							102,665	96,847
Impairment expense	0	256,737	565,737	173,879						0	256,737	565,737
Percentage of working interest acquired														0.00%	5.00%		25.00%									5.00%	50.00%
Percent of net revenue interest																	81.50%				100.00%		95.00%
Proceeds from sale of mineral properties	0	65,000	69,500	0															69,500
Amortization of mineral properties	$ 17,589	$ 36,342	$ 105,880	$ 119,415				$ 17,589	$ 105,880		$ 36,342		$ 119,415

Debt and Debt Guarantee (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended		4 Months Ended			1 Months Ended	2 Months Ended			1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended			96 Months Ended		1 Months Ended		0 Months Ended			3 Months Ended	12 Months Ended	2 Months Ended		2 Months Ended		3 Months Ended			3 Months Ended	2 Months Ended	12 Months Ended		0 Months Ended		2 Months Ended	12 Months Ended		0 Months Ended
	Jul. 03, 2012	Sep. 27, 2012	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Officer [Member]	Mar. 26, 2012 Notes Payable [Member]	Mar. 31, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	Oct. 18, 2006 Notes Payable [Member]	Apr. 30, 2012 Demand Notes Payable [Member]	Mar. 31, 2012 Demand Notes Payable [Member]	Dec. 31, 2011 Demand Notes Payable [Member]	Mar. 31, 2010 Convertible Debentures - 2009 [Member]	Sep. 30, 2009 Convertible Debentures - 2009 [Member]	Aug. 31, 2011 Convertible Debentures - 2009 [Member]	Dec. 31, 2010 Convertible Debentures - 2009 [Member]	Dec. 31, 2011 Convertible Debentures - 2010 [Member]	Aug. 31, 2011 Convertible Debentures - 2010 [Member]	Apr. 30, 2012 Convertible Debentures - 2010 [Member]	Mar. 31, 2013 Convertible Debentures - 2010 [Member]	Jul. 31, 2011 Convertible Debentures - 2010 [Member]	Dec. 31, 2012 Convertible Debentures - 2010 [Member]	Dec. 31, 2010 Convertible Debentures - 2010 [Member]	Mar. 31, 2012 Convertible Debentures - 2010 [Member]	Nov. 30, 2010 Convertible Debentures - 2010 [Member]	Mar. 31, 2012 Maxum Overseas Fund [Member]	Dec. 31, 2012 Maxum Overseas Fund [Member]	Dec. 31, 2011 Maxum Overseas Fund [Member]	Sep. 30, 2011 Maxum Overseas Fund [Member]	Jul. 03, 2012 Royalty Term Agreement [Member]	Dec. 31, 2012 Royalty Term Agreement [Member]	Jul. 03, 2012 Anti-dilutive Shares [Member]	Dec. 31, 2012 Anti-dilutive Shares [Member]	Jul. 03, 2012 ASYM Purchase Agreement [Member]	Mar. 31, 2013 ASYM Purchase Agreement [Member]	Dec. 31, 2012 ASYM Purchase Agreement [Member]	Jul. 06, 2012 ASYM Purchase Agreement [Member]	Mar. 31, 2013 ASYM Management Agreement [Member]	Jul. 06, 2012 ASYM Management Agreement [Member]	Jul. 03, 2012 ASYM Management Agreement [Member]	Dec. 31, 2011 Loan Guarantee [Member]	Dec. 31, 2004 Loan Guarantee [Member]	Apr. 30, 2012 24% Note Transaction [Member] Demand Notes Payable [Member]	Aug. 31, 2011 24% Note Transaction [Member] Demand Notes Payable [Member]	Jul. 06, 2012 Tranche One [Member]	Sep. 27, 2012 Tranche One [Member]	Jul. 03, 2012 Tranche One [Member]	Mar. 31, 2013 Anti-Dilution Provision [Member]	Dec. 31, 2012 Anti-Dilution Provision [Member]	Dec. 31, 2012 Tranche Two [Member]	Nov. 19, 2012 Tranche Two [Member]	Dec. 31, 2012 Tranche Three [Member]	Dec. 17, 2012 Tranche Three [Member]	Mar. 31, 2013 Hanover Holdings I, LLC Purchase Agreement [Member]	Mar. 31, 2013 Magna Group, LLC [Member]	Mar. 04, 2013 Magna Group, LLC [Member]	Mar. 31, 2013 JMJ Financial [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jul. 03, 2012 Minimum [Member]	Jul. 03, 2012 Minimum [Member] ASYM Purchase Agreement [Member]	Mar. 31, 2013 Minimum [Member] Magna Group, LLC [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Jul. 03, 2012 Maximum [Member]	Jul. 03, 2012 Maximum [Member] ASYM Purchase Agreement [Member]
Notes payable			$ 0	$ 44,674	$ 0		$ 0	$ 202,484						$ 25,000		$ 79,980	$ 79,980																																$ 71,000
Debt interest rate														12.00%		6.00%	6.00%																						15.00%										24.00%
Accrued interest Expense				123,596		385,589	2,115,799	1,412,177			21,819				2,688																																	12,140											457	1,113
Number of common stock due to conversion of Note payable and accrued interest											187,277				330,671																																	332,561
Common stock, fair market value per share											$ 0.25				$ 0.25																																	$ 0.25
Short term note from officer			39,200	39,200	39,200		39,200	0		39,200
Convertible debenture, face amount																			500,000									1,462,774	198,000																														51,500			335,000
Convertible debenture, interest rate																			18.00%									24.00%																															12.00%	12.00%		12.00%				10.00%					18.00%
Convertible debenture, conversion price per share	$ 0.25																	$ 0.35		$ 0.35		$ 0.25		$ 0.25				$ 0.9	$ 0.25	$ 0.25					$ 0.25																								$ 0.008			$ 0.075					$ 0.00004
Convertible debenture, conversion price as percentage																				25.00%	25.00%																																						55.00%	45.00%		60.00%
Proceeds from convertible debenture				0		188,250	198,000	1,700,918											1,000,000																																											50,000
Warrants issued (in shares)		376,209																	2,857,142																																				18,773		31,147
Warrants exercise price	0.2	0.2946										0.01	0.01						0.5																															0.031	0.35
Convertible debenture, discount to average closing price of five proceeding days																					$ 0.25
Convertible debenture converted to stock (in shares)				1,305,034																		4,363,611		12,652,869																																				5,658,784
Convertible debenture converted to stock				40,000														350,000				1,090,902		3,163,218																																				45,000
Convertible debenture, net of discount of $0 and $212,070			0		0		0	2,164,205																																																			51,500	100,000	140,000	50,000
Beneficial conversion feature issued on convertible debenture								472,377
Line of credit facility, maximum borrowing capacity																							3,000,000			2,000,000		1,500,000
Line of credit facility, royalty interest rate																							3.00%								6.00%		6.00%		6.00%
Prepaid royalty interest																																		113,164
Amortized prepaid financing charge																																42,436	35,364
Prepaid expenses				0		(18,110)	(48,518)	71,091
Royalty earned																										1,700,918
Gain on forgiveness of debt				0		86,746	322,731	0																			158,185									77,800										86,746
Convertible debenture, discount			212,070		212,070		212,070	646,760																																																				85,326
Interest expense				123,596		385,589	2,115,799	1,412,177																																																				54,674
Future royalty payments							108,746
Unamortized financing costs							30,946
Anti-dilutive shares to be issued							4,633																		3,007,767													4,633															3,007,767	3,003,104
Derivative liability																									8,418										333,943																		8,418	333,664
Common Stock, Shares, Issued			47,620,406	50,931,813	47,620,406		47,620,406	32,867,028	542,856																4,633													3,003,104															4,633
Finance expense		59,124	4,452		425,468		360,776					174,683	174,683												233															240										354,049			233	406,615
Convertible debenture			633,306	493,306	633,306		633,306	0
Stock issued upon conversion				1,305,034				4,363,611										1,000,000
Conversion feature																																																											25,925	140,000		20,000
Estimated amount of potentially dilutive securities	2,576,975																																		2,385,311		2,576,975
Fair value of potentially dilutive securities	354,049
Increase in derivative liability																											360,497
Loss on the change in fair value							(5,265)	0
Debt financing																																							10,000,000
Tranche amount																																							1,000,000												700,000	1,000,000				5,000		5,000
Amount of tranche received upon closing																																							300,000											300,000
Proceeds funded upon certain conditions																																							700,000
Percentage of principle amount funded																																							110.00%
Administrative fee																																							100,000
Monthly management fee																																											20,000		12,000
Percentage of Purchase Agreement's balance not funded																																													2.00%
Percentage of tranche amount for warrant entitlement																																							83.00%						17.00%
Percent of volume weighted average price per share	85.00%
Warrant exercise price multiplier	40,000
Liabilities			1,641,296	1,676,506	1,641,296		1,641,296	4,230,209																																																									500,000
Ownership interest from exercise of warrants	4.99%		4.99%		4.99%		4.99%																												4.99%																																			4.99%
Exercise price	$ 0.031		$ 0.01		$ 0.01		$ 0.01																																	$ 0.01
Volitility	181.00%	179.00%																																						120.50%																							184.00%	184.00%				185.00%	185.00%
Risk free rate	0.69%	0.64%																																						0.72%																							0.64%					0.77%
Share price on date of grant	$ 0.14	$ 0.16																																						$ 0.055																							$ 0.07	$ 0.07				$ 0.12	$ 0.12
Additional funding received under first tranche																																																			180,000
Class of warrant or right period underlying shares																																										2,138,889		438,086						2,576,975
Accured estimated claim amount																																															94,860
Comprehensive loss on foreign currency																																														8,114
Royalty percentage																										3.00%														3.00%	3.00%
Waiver fee																																								25,000	25,000
Discount on management fees																																											47,000
Issuance of warrants																																								$ 793	$ 3,869
Convertible debt, percentage of early payment to be made																																																												150.00%
Additional discount applied if common stock is chilled																																																												8.00%

Stockholders' Equity Transactions (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued		50,931,813		47,620,406	32,867,028	542,856
Common stock, shares outstanding		50,931,813		47,620,406	32,867,028	27,060,561
Common stock issuable		6,433,034		6,423,708	0
Shares issued that were owed (in shares)		6,433,034		6,423,708		542,856
Shares issued for compensation	900,000		900,000		600,000
Shares issued for compensation, value	$ 189,000		$ 189,000		$ 306,000
Stock Issued During Period, Value Upon Conversion		40,000			1,090,902
Stock issued upon conversion		1,305,034			4,363,611
Common stock conversion, price per					$ 0.25
Common stock, shares authorized		200,000,000		200,000,000	200,000,000
Warrants issued in shares				3,003,104	200,000
Warrants exercise price					$ 0.4
Number of shares in each unit					1
Number of warrant in each unit					1
Exercise price					$ 0.4
Warrant outstanding		3,207,766		3,203,104
Weighted average exercise price		$ 0.0343		$ 0.0344
Units Issued During Period, Units					200,000
Units Issued During Period, Value					50,000
Stock Issued During Period, Shares, Issued for Services					100,000
Shares issued for services				0	51,000
Commitment fee		150,000
Restricted common stock issued for commitment fee		1,764,706
Stock Issued During Period, Shares, Issued for Cash		241,667
Stock Issued During Period, Value, Issued for Cash		14,500
Warrants issued					200,000
Hanover Holdings I, LLC Purchase Agreement [Member]
Common stock committment amount		5,000,000
Commitment fee		150,000
Percent of Total Commitment under the Purchase Agreement		3.00%
Restricted common stock issued for commitment fee		1,764,706
Per share amount		$ 0.085
Attorney's fees and expenses		15,000
Purchase price percentage of shares if not delivered under the Purchase Agreement		2.00%
Ownership interest of company's common stock		4.99%
Notes Payable and Accrued Interest [Member]
Stock Issued During Period, Amount of Debt Settlement				212,628
Stock Issued During Period, Amount of Debt Settlement, Shares				850,509
ASYM Purchase Agreement [Member]
Common stock, shares issued		4,662
Warrant exercise, price per share		$ 0.01
Anti-dilution provisions [Member]
Common stock authorized value				832,083
Common stock, shares authorized				6,006,208
Convertible debt and accrued interest [Member]
Stock Issued During Period, Value Upon Conversion				3,163,218
Stock issued upon conversion				12,652,869
Accounts Payable
Common stock unissued amount				417,500
Stock Issued During Period, Amount of Debt Settlement				$ 239,469
Stock Issued During Period, Amount of Debt Settlement, Shares				767,500
Minimum [Member]
Warrants exercise price				$ 0.01
Maximum [Member] | Hanover Holdings I, LLC Purchase Agreement [Member]
Draw Down Ntoice average daily trading volume		300.00%

Income Taxes (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net operating loss carryforward		$ 10,000,000
Deferred income tax benefit	$ 0	$ 0

Related Party Transactions (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Accounts Payable [Member]	Mar. 31, 2013 Accounts Payable [Member]	Mar. 31, 2012 Directors and Officers [Member]	Dec. 31, 2012 Directors and Officers [Member]	Dec. 31, 2011 Directors and Officers [Member]	Mar. 31, 2013 Directors and Officers [Member] Accounts Payable [Member]	Mar. 31, 2013 Officer [Member] Residential Lease [Member]	Dec. 31, 2012 Officer [Member] Residential Lease [Member]	Dec. 31, 2012 Officer [Member] Utilities [Member]	Dec. 31, 2012 Officer [Member] Expenses [Member]	Mar. 31, 2013 Officer [Member] Travel, lodging and meals [Member]	Dec. 31, 2012 Officer/Director [Member]	Mar. 31, 2013 Residential Lease [Member] Officer [Member]	Dec. 31, 2012 Residential Lease [Member] Officer [Member]
Shares issued for compensation	900,000	900,000	600,000			900,000	900,000	600,000
Related Party Transaction, Amounts of Transaction				$ 239,469									$ 8,700			$ 10,996	$ 9,000
Related Party Transaction, Due to Related Party															39,200
Repayments to Related Party										4,068	16,498	8,482	12,844	9,810
Stock issued during period settlement of debt				767,500
Accounts Payable, Related Parties				$ 173,205					$ 173,205
Shares unissued				417,500	417,500

Subsequent Events (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Hanover Holdings I, LLC Purchase Agreement [Member]	Mar. 31, 2013 ASYM Management Agreement [Member]	Jul. 03, 2012 ASYM Management Agreement [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Hanover Holdings I, LLC Purchase Agreement [Member]	Dec. 31, 2012 Subsequent Event [Member] ASYM Management Agreement [Member]	Dec. 31, 2012 Subsequent Event [Member] Debt Exchange [Member]	Dec. 31, 2012 Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Transaction One [Member]	Dec. 31, 2012 Subsequent Event [Member] Transaction Two [Member]
Stock Issued During Period, Shares, Issued for Cash	241,667												75,000	166,667
Stock Issued During Period, Value, Issued for Cash	$ 14,500												$ 4,500	$ 10,000
Stock issued for note conversion (shares)	40,000	1,090,902						235,515
Stock issued upon conversion	1,305,034	4,363,611						10,000
Monthly management fee				20,000	12,000					20,000
Management fee owed										47,000
Warrant exercise price		$ 0.4				$ 0.01				$ 0.01
Royalty percentage										3.00%
Waiver fee										25,000
Committed amount of shares to be purchased								5,000,000
Percent of average daily trading volume												300.00%
Purchase price percentage								90.00%
Restricted stock value for committment fee								150,000
Percent of Total Committment under the Purchase Agreement paid								3.00%
Restricted stock (shares)								1,764,706
Equity Issuance, Per Share Amount			$ 0.085					$ 0.085			$ 0.00004
Attorney fees and expenses			15,000					15,000
Penalty fee percentage of purchase price								2.00%
Beneficial ownership percentage								4.99%
Additional price discount rate											8.00%
Convertible debt outstanding									51,500		140,000
Debt Instrument, Interest Rate, Stated Percentage											12.00%
Prepayment mark-up percentage											150.00%
Conversion price adjustment									0.008
Stock issued for debt settlement, value							45,000
Stock issued for debt settlement, shares							5,658,784
Additional amount borrowed									$ 5,000

Assets And Liabilities Measured at Fair Value on Recurring Basis (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively	$ 1,564,735	$ 1,582,324	$ 1,965,577
Fair Value, Measurements, Recurring [Member]
Cash	9,743	16,216
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively		1,582,324	1,965,577
Accounts receivable	18,837	13,735	46,417
Accounts payable and other liab.	(650,695)	(608,702)	(1,230,214)
Derivative liability	(17,396)	(559)
Notes and convertible notes payable	(1,008,415)	(1,032,035)	(2,999,995)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	9,743	16,216
Accounts receivable	0	0	0
Accounts payable and other liab.	0	0	0
Derivative liability	0	0
Notes and convertible notes payable	0	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0	0
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively		0	0
Accounts receivable	18,837	13,735	46,417
Accounts payable and other liab.	(650,695)	(608,702)	(1,230,214)
Derivative liability	(17,396)	(559)
Notes and convertible notes payable	(1,008,415)	(1,032,035)	(2,999,995)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0	0
Investments in mineral properties, net of accumulated amortization of $150,087 and $132,499, respectively		1,582,324	1,965,577
Accounts receivable	0	0	0
Accounts payable and other liab.	0	0	0
Derivative liability	0	0
Notes and convertible notes payable	$ 0	$ 0	$ 0